UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: 9/30/07

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:    CFW Capital Management Incorporated
Address: 1900 West 75th Street
               Prairie Village, KS 66208

13F File Number: 28-6646

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   J. Owen McPherson
Title:  President
Phone:  913-432-5600
Signature, Place, and Date of Signing:

J. Owen McPherson        Prairie Village, KS       10/2/07


Report Type (Check only one.):

[X]      13F HOLDINGS REPORT
[ ]      13F NOTICE
[ ]      13F COMBINATION REPORT

List of other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE COMMISSION ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of other included Managers: 0

Form 13F Information Table Entry Total: 42

Form 13F Information Table Value Total: 40483


List of Other Included Management:



                                                    		FORM 13F INFORMATION TABLE

                                                        		             VALUE    SHARES/ SH/ INVSTMT OTHER     VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS  CUSIP         (X$1000) PRN AMT PRN DSCRETN MANAGERS     SOLE

.............................. ............... ......... ........ ....... ... ....... ........  .................
AMERICAN INTL GRP    	         COM   		026874107    	1390       20547     SH     SOLE      N/A       20547
AMGEN INC                        COM   		031162100    	1583       27975     SH     SOLE      N/A       27975
AT&T				 COM		00206R102	218	    5158     SH     SOLE      N/A        5158
AUTOMATIC DATA     	         COM   		053015103      	409         8900     SH     SOLE      N/A        8900
BANK OF AMERICA CORP             COM   		06605F102    	1367       27189     SH     SOLE      N/A       27189
BP PLC/SPONSORED ADR             COM   		055622104       531         7658     SH     SOLE      N/A        7658
BRISTOL MYERS SQUIBB             COM   		110122108       254         8824     SH     SOLE      N/A        8824
CATERPILLAR INC DEL           	 COM   		149123101       894	   11400     SH     SOLE      N/A	11400
CHEVRONTEXACO CORP.     	 COM   		166764100     	1133       12109     SH     SOLE      N/A       12109
CISCO SYSTEMS			 COM		17275R102 	1254	   37847     SH	    SOLE      N/A       37847
COCA-COLA CO.                    COM   		191216101      	359         6244     SH     SOLE      N/A        6244
COLGATE POLMOLIVE                COM   		194162103       442	    6200     SH     SOLE      N/A        6200
COMMERCE BANCSHRS                COM   		200525103       261	    5685     SH     SOLE      N/A        5685
CONOCO PHILLIPS                  COM   		20825C104       1283       14623     SH     SOLE      N/A       14623
DENTSPLY                         COM  		249030107       1291       31000     SH     SOLE      N/A       31000
EXXON MOBIL CORP                 COM  		30231G102       501         5412     SH     SOLE      N/A        5412
GENETECH			 COM		368710406	398	    5100     SH	    SOLE      N/A	 5100
GENERAL DYNAMICS              	 COM   		369604103       432         5110     SH     SOLE      N/A        5110
GENERAL ELECTRIC CO.             COM   		369604103       1417       34222     SH     SOLE      N/A       34222
GILEAD SCIENCES               	 COM   		375558103       2992       73200     SH     SOLE      N/A       73200
GLOBAL SANTA FE CORP.		 COM		G3930E101       703         9250     SH     SOLE      N/A        9250
GRANT PRIDECO                 	 COM   		38821G101       1826       33500     SH     SOLE      N/A       33500
INT'L BUSINESS MACHINES          COM   		459200101       737         6257     SH     SOLE      N/A        6257
JANUS CAPITAL GROUP, INC.        COM   		47102X105       348        12302     SH     SOLE      N/A       12302
JOHNSON & JOHNSON                COM   		478160104       383         5825     SH     SOLE      N/A        5825
L-3 COMM.  HLDGS      	         COM   		502424104       781         7650     SH     SOLE      N/A        7650
LOCKHEED MARTIN			 COM		539830109	274	    2525     SH	    SOLE      N/A	 2525
LOWE'S COMPANIES              	 COM   		548661107       272         9700     SH     SOLE      N/A        9700
NABORS INDUSTRIES LTD            COM   		G6359F103       505        16400     SH     SOLE      N/A       16400
NORFOLK SOUTHERN		 COM		655844108	280	    5400     SH     SOLE      N/A	 5400
ONEOK INC.                    	 COM   		682680103       920        19400     SH     SOLE      N/A       19400
PEPSICO INC                   	 COM   		713448108       459         6260     SH     SOLE      N/A        6260
PROCTOR & GAMBLE              	 COM   		742718109       1060       15065     SH     SOLE      N/A       15065
SCHLUMBERGER, LTD             	 COM  		806857108       1754       16700     SH     SOLE      N/A       16700
SEALED AIR                    	 COM    	81211K100       281        10980     SH     SOLE      N/A       10980
ST. JUDE MEDICAL		 COM		790849103	987	   22400     SH     SOLE      N/A       22400
STRYKER CORP.                    COM		863667101       928	   13500     SH     SOLE      N/A       13500
TEVA PHARM INDUSTRIES ADR        COM    	881624209       1296       29139     SH     SOLE      N/A       29139
THERMO FISHER SCIENCE            COM    	883556102       2202       38150     SH     SOLE      N/A       38150
TRANSOCEAN 			 COM		G90078109       1391       12300     SH     SOLE      N/A       12300
WEATHERFORD INT'L INC            COM    	947074100       4687       69775     SH     SOLE      N/A       69775
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